Share Based Compensation (Details)					12 Months Ended
	Oct. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Jan. 21, 2023 shares	Oct. 01, 2021 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	Jun. 30, 2024 ¥ / shares	Jun. 29, 2023 $ / shares
Share Based Compensation [Line Items]
Reverse stock split			2,571,109			104,400	1,363,283
Reverse stock split description			1-for-5 reverse stock split		1-for-5 reverse stock split
Restricted share units					1,124,731
Number of shares granted					153,413
Percentage of issued and outstanding			6.00%
Unrecognized compensation expense (in Dollars) | $					$ 304,500
Weighted average period					2 years 3 months 3 days
Exercise prices ranging | $ / shares					$ 2.62				$ 2.75
Unrecognized compensation expense (in Dollars) | $					$ 414,322
BaiJiaYun Limited [Member]
Share Based Compensation [Line Items]
Reverse stock split				1,897,208
Reverse stock split description				1-for-5 reverse stock split
Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Reverse stock split	1,124,731	18,000		341,862	341,862
Reverse stock split description	1-for-5 reverse stock split	1-for-5 reverse stock split		1-for-5 reverse stock split	1-for-5 reverse stock split
Restricted share units	5,623,655	90,000		1,709,310
Number of shares granted
Threshold period for exercise from the date of resignation					30 days
Exercise price | (per share)	$ 0	$ 0			$ 0			¥ 0.0001
Recognized compensation expense (in Dollars) | $					$ 14,212,499	$ 230,700
Weighted average period					9 months 29 days
Minimum [Member]
Share Based Compensation [Line Items]
Reverse stock split					0
Exercise prices ranging | ¥ / shares								0
Maximum [Member]
Share Based Compensation [Line Items]
Reverse stock split					13.8
Exercise prices ranging | ¥ / shares								100
Independent Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Reverse stock split	18,000
Reverse stock split description	1-for-5 reverse stock split
Restricted share units	90,000
Exercise price | $ / shares	$ 0
Share Option Plan 2021 [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant				9,486,042
Recognized compensation expense (in Dollars) | $					$ 2,067,731	$ 1,249,387
Share Option Plan 2021 [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Restricted share units							1,709,310
Share Option Plan 2023 [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant			12,855,546
Share-Based Payment Arrangement, Management and Employees [Member]
Share Based Compensation [Line Items]
Reverse stock split description					1-for-5 reverse stock split
Number of shares granted						522,000	6,816,417
Threshold period for exercise from the date of resignation					30 days
Share-Based Payment Arrangement, Management and Employees [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Service period					2 years
Exercise prices ranging | (per share)					$ 0			0.0001
Expiration period					4 years
Share-Based Payment Arrangement, Management and Employees [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Service period					4 years
Exercise prices ranging | (per share)					$ 2.76			¥ 20
Expiration period					6 years